CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
OPERATING ACTIVITIES
Net income (loss)	$ (34,631,239)	$ (10,609,672)
Adjustments to reconcile net income (loss) to net cash provided (used) by operating activities
Depreciation and amortization	751,038	1,214
Forgiveness of debt	0	(77,500)
Shares issued for non-employee services	4,620,000	2,412,500
Stock based compensation	0	1,897,585
Shares issued for conversion of debt	0	1,041,000
Warrants issued for services	22,475,592	2,978,771
Warrants issued for extinguishment of debt	3,408,559	0
Increase (decrease) in:
Accounts receivable	(8,075)	(4,516)
Right of use asset/liability	836	(988)
Accounts payable	193,780	(340,621)
Accrued expenses	161,050	(578,335)
Deferred revenue	0	(1,000,000)
NET CASH USED IN OPERATING ACTIVITIES	(3,028,459)	(4,280,561)
INVESTING ACTIVITIES
Purchase of license right	0	(4,804,167)
NET CASH USED IN INVESTING ACTIVITIES	0	(4,804,167)
FINANCING ACTIVITIES
Proceeds from notes payable	0	4,827,595
Repayment of notes payable	(300,000)	(527,905)
Repayment of notes payable, related parties	0	(604,000)
Cash paid for debt as part of merger/recapitalization	0	(298,061)
Shares issued for cash	3,271,485	6,916,994
Shares issued for cash for the conversion warrants	5,248,324	0
Cash received for stock subscription	0	1,377,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	8,219,809	11,691,623
NET INCREASE IN CASH	5,191,351	2,606,897
CASH AT BEGINNING OF PERIOD	2,179,558	202,965
CASH AT END OF PERIOD	7,370,909	2,809,861
SUPPLEMENTAL DISCLOSURES
Interest paid	0	0
Taxes paid (refunded)	$ 0	$ 0